Schedule of deferred tax assets (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	€ 11,772,870	€ 9,197,563	€ 7,125,174
Other temporary differences	150,347	52,996	6,000
Allowance for corporate equity	495,692	422,011	315,322
Total deferred tax assets	12,418,909	9,672,570	7,446,496
Valuation allowance	(12,418,909)	(9,672,570)	(7,446,496)
Net deferred tax assets